CONFIDENTIAL TREATMENT IS BEING REQUESTED.

[redacted]

11000575

13FCON P 11/14/11

CONFIDENTIAL

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

ECEIVE
NOV 15 2010
The Divisio of
nvestment Manageme

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: UBS O'Connor LLC
Address: 1 North Wacker Drive, 32nd Floor
Chicago, IL 60606

13F File Number: 28-06327

NON-PUBLI

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

CONFIDENTIAL TREATMENT EXPIRE

Name: Charles R. Mathys
Title: CHIEF COMPLIANCE OFFICER
Phone: (312) 525-6452
Signature, Place, and Date of Signing:

Charles R. Mathys

Charles R. Mathys, CHICAGO, IL November 12, 2010

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 12

Form 13F Information Table Value Total: $229518 (thousands)

List of Other Included Managers: None

Confidential Treatment Requested - Open Risk Arbitrage Positions

Confidential Period Requested	Authority Name of Issuer	Title of Class	CUSIP	Market Value	Shares or Prn amount	SH or Pr	Opt	Investment Discretion	Other Manager	Sole Voting	Shared	None
3	AMERICAN OIL & GAS INC NEW	COM	028723104	7019	866548	SH		DEFINED		866548	0	0
3	APACHE CORP	COM	037411105	9195	94060	SH		DEFINED		94060	0	0
3	PACTIV CORP	COM	695257105	9894	300000	SH		DEFINED		300000	0	0
6	PSYCHIATRIC SOLUTIONS INC	COM	74439H108	22062	657596	SH		DEFINED		657596	0	0
9	DYNEGY INC DEL	COM	26817G300	4383	900000	SH		DEFINED		900000	0	0
9	L-1 IDENTITY SOLUTIONS INC	COM	50212A106	11730	1000000	SH		DEFINED		1000000	0	0
9	MCAFEE INC	COM	579064106	79879	1690200	SH		DEFINED		1690200	0	0
9	NETEZZA CORP	COM	64111N101	2695	100000	SH		DEFINED		100000	0	0
12	AIRTRAN HLDGS INC	COM	00949P108	7718	1050000	SH		DEFINED		1050000	0	0
12	ALLEGHENY ENERGY INC	COM	017361106	11221	457641	SH		DEFINED		457641	0	0
12	DOLLAR THRIFTY AUTOMOTIVE (	COM	256743105	7907	157700	SH		DEFINED		157700	0	0
12	QWEST COMMUNICATIONS INTL	COM	749121109	55815	8901842	SH		DEFINED		8901842	0	0